Taxation - Reconciliation of differences between statutory income tax rate (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Taxation
Statutory income tax rate of the PRC	25.00%	25.00%
Permanent differences	1.10%	(1.20%)
Change in valuation allowance	(24.10%)	(16.80%)
Effect of preferential tax rate	(0.80%)	(3.80%)
Others	(1.20%)	(5.40%)
Effective income tax rate	0.00%	(2.20%)